Taxation - Summary of Deferred Tax (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset, Beginning balance	$ 28,044	$ 29,330
Credit/(charge) to income	4,072	(1,219)
Currency translation differences	769	109
Other	268	(176)
Deferred tax asset, Ending balance	33,153	28,044
Deferred tax liability, Beginning Balance	(32,042)	(32,070)
Credit to income	4,577	(238)
Currency translation differences	(184)	(140)
Other	344	406
Deferred tax liability, Ending Balance	(27,305)	(32,042)
Net deferred tax asset	5,848
Net deferred tax liability		(3,998)
Deferred tax asset	16,311	10,524
Deferred tax liability	(10,463)	(14,522)
Decommissioning and other provisions
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset, Beginning balance	5,380	5,859
Credit/(charge) to income	1,057	15
Currency translation differences	140	56
Other	(10)	(550)
Deferred tax asset, Ending balance	6,567	5,380
Property, plant and equipment
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset, Beginning balance	3,014	3,718
Credit/(charge) to income	1,975	(521)
Currency translation differences	163	6
Other	80	(189)
Deferred tax asset, Ending balance	5,232	3,014
Deferred tax liability, Beginning Balance	(28,040)	(27,627)
Credit to income	4,355	(227)
Currency translation differences	(143)	(129)
Other	27	(57)
Deferred tax liability, Ending Balance	(23,801)	(28,040)
Tax losses and credits carried forward
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset, Beginning balance	11,629	12,167
Credit/(charge) to income	685	(647)
Currency translation differences	286	57
Other	(104)	52
Deferred tax asset, Ending balance	12,496	11,629
Retirement benefits
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset, Beginning balance	3,660	3,310
Credit/(charge) to income	(250)	(76)
Currency translation differences	122	(8)
Other	242	434
Deferred tax asset, Ending balance	3,774	3,660
Deferred tax liability, Beginning Balance	(1,093)	(1,674)
Credit to income	4	46
Currency translation differences	(2)	(6)
Other	418	541
Deferred tax liability, Ending Balance	(673)	(1,093)
Other
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset, Beginning balance	4,361	4,276
Credit/(charge) to income	605	10
Currency translation differences	58	(2)
Other	60	77
Deferred tax asset, Ending balance	5,084	4,361
Deferred tax liability, Beginning Balance	(2,909)	(2,769)
Credit to income	218	(57)
Currency translation differences	(39)	(5)
Other	(101)	(78)
Deferred tax liability, Ending Balance	$ (2,831)	$ (2,909)